Income tax benefit / (expense) - Disclosure of Income Tax Expense (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Income taxes paid (refund) [abstract]
Current income tax expense	€ (9,947)	€ (5,787)	€ (2,147)
Adjustments in respect of current income tax of prior years	5,051	4,225	(149)
Adjustments in respect of deferred income tax of prior years	1,144	0	0
Deferred tax benefit	2,702	16,174	34,167
Total reported effective tax benefit / (expense)	(1,050)	14,612	€ 31,871
Adjustments for reversal of previously-recorded uncertain tax position	4,200
Adjustments for penalty reduction for withholding tax	€ 600
Adjustments for tax losses used to offset prior years profits		€ 3,900